Sept

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 73.6%
	Canada - 5.6%
10,812	Franco-Nevada Corporation	$ 1,772,303
34,816	Quebecor, Inc., Class B	1,059,476
28,702	TC Energy Corporation(a)	1,400,848
		4,232,627
	Cayman Islands - 2.2%
3,421	Baidu, Inc. – ADR(b)	293,385
20,801	Tencent Holdings Ltd. - ADR	1,341,664
		1,635,049
	Denmark - 1.4%
37,810	ISS A/S(c)	1,054,261

	France - 13.4%
1,654	Air Liquide S.A.(c)	341,203
17,280	BNP Paribas S.A.(c)	1,553,368
120,463	Credit Agricole S.A.(c)	2,279,433
37,580	Edenred S.E.(a),(c)	1,163,697
4,289	Remy Cointreau S.A.(c)	218,845
7,104	Schneider Electric S.E.(c)	1,889,380
14,120	Sodexo S.A.	868,155
8,742	Vinci S.A.(c)	1,288,132
107,550	Worldline S.A. 144A(a),(b),(d)	454,142
		10,056,355
	Hong Kong - 2.9%
41,009	Hong Kong Exchanges & Clearing Ltd.(c)	2,187,854

	Ireland - 1.1%
29,604	Ryanair Holdings plc	837,560

	Israel - 2.2%
242,782	ICL Group Ltd.	1,664,391

	Japan - 5.5%
54,894	FANUC Corporation(c)	1,501,648
26,436	Nagaileben Company Ltd.	393,888

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 73.6% (Continued)
	Japan - 5.5% (Continued)
10,746	Shimano, Inc.(c)	$ 1,559,710
39,937	Shiseido Company Ltd. (a)	713,587
		4,168,833
	Luxembourg - 2.8%
29,429	Eurofins Scientific S.E.(c)	2,095,040

	Mexico - 2.7%
714,211	Megacable Holdings S.A.B. de C.V.(a)	1,998,275

	Netherlands - 1.3%
5,781	Heineken N.V.(c)	504,016
9,254	Koninklijke Vopak N.V.(a)	460,193
		964,209
	Singapore - 3.5%
69,905	Oversea-Chinese Banking Corporation Ltd.	896,669
151,200	Singapore Exchange Ltd.	1,769,395
		2,666,064
	Spain - 5.1%
328,800	Banco Santander S.A.(c)	2,721,410
34,443	LOGISTA	1,127,816
		3,849,226
	Sweden - 3.1%
19,255	Loomis A.B.(c)	809,264
86,400	Skandinaviska Enskilda Banken A.B.	1,507,859
		2,317,123
	Switzerland - 2.9%
688	Barry Callebaut A.G.(a)	749,221
14,400	Nestle S.A.(c)	1,430,744
		2,179,965
	United States - 17.9%
2,632	Carlisle Companies, Inc.	982,789
8,920	CarMax, Inc.(b)	599,513
7,680	Chevron Corporation	1,099,699
2,147	Corpay, Inc.(b)	712,418

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 73.6% (Continued)
	United States - 17.9% (Continued)
11,346	Dollar General Corporation	$ 1,297,755
10,533	Emerson Electric Company	1,404,365
30,397	Envista Holdings Corporation(b)	593,957
9,914	Henry Schein, Inc.(b)	724,218
2,142	McDonald's Corporation	625,828
8,355	O'Reilly Automotive, Inc.(b)	753,037
5,154	Ross Stores, Inc.	657,547
7,357	Scotts Miracle-Gro Company (The)	485,268
6,870	Southern Copper Corporation	695,073
3,000	Tesla, Inc.(b)	952,980
9,840	Walt Disney Company (The)	1,220,258
669	WW Grainger, Inc.	695,921
		13,500,626

	TOTAL COMMON STOCKS (Cost $44,344,218)	55,407,458

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 6.3%
	United States - 6.3%
15,495	SPDR Gold Shares(b)	4,723,341

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,916,112)	4,723,341

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 20.8%
	COLLATERAL FOR SECURITIES LOANED – 1.0%
731,170	State Street Navigator Securities Lending Government Money Market Portfolio Fund, Trust Class, 4.35% (Cost $731,170)(e),(f)	$ 731,170

	MONEY MARKET FUNDS - 19.8%
14,920,165	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.17% (Cost $14,920,165)(e)	14,920,165

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,651,335)	15.651.335

	TOTAL INVESTMENTS - 100.7% (Cost $61,911,665)	$ 75,782,134
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%	(481,906)
	NET ASSETS - 100.0%	$ 75,300,228

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.E.	- Société Européene
SPDR	- Standard & Poor's Depositary Receipt

(a)	Security, or a portion of the security, is out on loan at June 30, 2025. Total loaned securities had a value of $4,040,284 at June 30, 2025.
(b)	Non-income producing security.
(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025 the total market value of 144A securities is $454,142 or 0.6% of net assets.
(e)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(f)	The loaned securities were secured with short-term investment cash collateral of $731,170 and non‑cash collateral of $3,487,347.
The non-cash collateral consists of U.S. treasury notes, Government National Mortgage Association agency bonds, and U.S. treasury inflation indexed bonds held at the Fund’s securities lending agent. The Fund cannot pledge or resell the collateral.